Major acquisitions and Disposals (Details) (USD $)	3 Months Ended	1 Months Ended			3 Months Ended
	Mar. 31, 2011	Jan. 31, 2012 Vale Fertilizantes S.A	Feb. 28, 2011 Mieracao Paragominas S.A.	May 31, 2010 Mieracao Paragominas S.A.	Mar. 31, 2012 Mieracao Paragominas S.A. tranches	Mar. 31, 2012 Mieracao Paragominas S.A. Three years after closing date	Mar. 31, 2012 Mieracao Paragominas S.A. Five years after closing date	Mar. 31, 2012 Sale of aluminum assets	Mar. 31, 2012 Sale of aluminum assets Norsk Hydro ASA
Sale of aluminum assets
Share redemption		5,314,386
Percentage of outstanding shares in consolidated subsidiary redeemed from third party investors		0.94%
Percentage of ownership interest in common stock		100.00%
Percentage of ownership interest in preferred shares		100.00%
Share redemption price paid (in dollars per share )		$ 76
Share redemption effect on equity (in dollars per share )		$ 10
Percentage of stake in Paragominas bauxite mine			60.00%	60.00%
Cash received for transactions								$ 1,081,000,000
Ownership interest received in transaction (as a percent)									22.00%
Number of shares of common stock received in transaction									447,834,465
Value of shares of common stock received in transaction									3,500,000,000
Scheduled future cash payments to be received						200,000,000	200,000,000
Percentage of Paragominas to be sold					40.00%
Gain on sale of assets	$ 1,513,000,000							$ 1,513,000,000
Number of equal tranches of $200 million to be received					2